Equity - Schedule of Share Capital (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Contributed equity
Ordinary shares	498,626,208	482,639,654	428,221,398	381,373,137
Total Equity	$ 481,052	$ 546,008	$ 516,766	$ 528,161
Ordinary Shares
Contributed equity
Ordinary shares	498,626,208	482,639,654	428,221,398
Less: Treasury Shares	(3,500,000)	(3,500,000)	(3,500,000)
Total Contributed Equity	495,126,208	479,139,654	424,721,398
Ordinary shares	$ 910,405	$ 889,481	$ 830,425
Total Equity	$ 910,405	$ 889,481	$ 830,425	$ 770,272